Financial Assets at Amortized Cost - Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Corporate bonds	$ 30,488		$ 30,483
Fubon Life Insurance Co [member]
Disclosure of financial assets [line items]
Corporate bonds	$ 2,000	$ 2,000	$ 0